Shareholder Report, Line Graph (Details) 193602_Amplify Samsung U.S. Natural Gas Infrastructure ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	May 19, 2025	Sep. 30, 2025
Amplify Samsung U.S. Natural Gas Infrastructure ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Amplify Samsung U.S. Natural Gas Infrastructure ETF NAV
Accumulated Value	$ 10,000	$ 11,245
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,267